Commitments and contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Litigation [Line Items]
Total office rental expenses	¥ 76,753	¥ 53,674	¥ 28,144
Outstanding capital commitments	144,301
Copyright infringement claim [Member] | NetEase [Member]
Litigation [Line Items]
Amount of potential damages sought	¥ 100,000